000 A000000 09/30/2001
000 C000000 0000740146
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 Y
000 H000000 N
000 I000000 6.1
000 J000000 U
001 A000000 AXP STRATEGY SERIES, INC.
001 B000000 811-3956
001 C000000 6126713800
002 A000000 200 AXP FINANCIAL CENTER
002 B000000 MINNEAPOLIS
002 C000000 MN
002 D010000 55474
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  5
020 A000001 DEUTSCHE BANC ALEX.BROWN INC.
020 B000001 13-2730828
020 C000001    637
020 A000002 LEHMAN BROTHERS INC.
020 B000002 13-2518466
020 C000002    551
020 A000003 J.P. MORGAN SECURITIES INC.
020 B000003 13-3224016
020 C000003    486
020 A000004 SALOMON SMITH BARNEY INC.
020 B000004 11-2418191
020 C000004    466
020 A000005 MORGAN STANLEY DEAN WITTER & CO.
020 B000005 13-2655998
020 C000005    458
020 A000006 MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
020 B000006 13-5674085
020 C000006    354
020 A000007 CREDIT SUISSE FIRST BOSTON CORP.
020 B000007 13-5659485
020 C000007    336
020 A000008 UBS WARBURG LLC
020 B000008 13-3873456
020 C000008    236
020 A000009 INSTINET CORPORATION
020 B000009 13-3443395
020 C000009    201
020 A000010 BANC OF AMERICA SECURITIES LLC
020 B000010 56-2058405
020 C000010    141
021  000000     7687
077 A000000 Y
077 B000000 N
077 C000000 N
077 D000000 N
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 Y
077 P000000 N
077 Q010000 N
077 Q020000 N
077 Q030000 N
078  000000 N
062 A000100 N
062 B000100   0.0
062 C000100   0.0
062 D000100   0.0
062 E000100   0.0
062 F000100   0.0
062 G000100   0.0
062 H000100   0.0
062 I000100   0.0
062 J000100   0.0
062 K000100   0.0
062 L000100   0.0
062 M000100   0.0
062 N000100   0.0
062 O000100   0.0
062 P000100   0.0
062 Q000100   0.0
062 R000100   0.0
071 A000100    736591
071 B000100    706863
071 C000100   1962411
071 D000100   36
072 A000100  6
074 N000100  1835115
074 T000100  1784950
075 A000100        0
075 B000100  1998247
062 A000200 N
062 B000200   0.0
062 C000200   0.0
062 D000200   0.0
062 E000200   0.0
062 F000200   0.0
062 G000200   0.0
062 H000200   0.0
062 I000200   0.0
062 J000200   0.0
062 K000200   0.0
062 L000200   0.0
062 M000200   0.0
062 N000200   0.0
062 O000200   0.0
062 P000200   0.0
062 Q000200   0.0
062 R000200   0.0
071 A000200   1968653
071 B000200   1829907
071 C000200   1660201
071 D000200  110
072 A000200  6
074 N000200  1507939
074 T000200  1442893
075 A000200        0
075 B000200  1891770
062 A000300 N
062 B000300   0.0
062 C000300   0.0
062 D000300   0.0
062 E000300   0.0
062 F000300   0.0
062 G000300   0.0
062 H000300   0.0
062 I000300   0.0
062 J000300   0.0
062 K000300   0.0
062 L000300   0.0
062 M000300   0.0
062 N000300   0.0
062 O000300   0.0
062 P000300   0.0
062 Q000300   0.0
062 R000300   0.0
071 A000300    445601
071 B000300    412206
071 C000300    559036
071 D000300   74
072 A000300  6
074 N000300   539944
074 T000300   525446
075 A000300        0
075 B000300   591704
062 A000400 N
062 B000400   0.0
062 C000400   0.0
062 D000400   0.0
062 E000400   0.0
062 F000400   0.0
062 G000400   0.0
062 H000400   0.0
062 I000400   0.0
062 J000400   0.0
062 K000400   0.0
062 L000400   0.0
062 M000400   0.0
062 N000400   0.0
062 O000400   0.0
062 P000400   0.0
062 Q000400   0.0
062 R000400   0.0
071 A000400     32124
071 B000400     24756
071 C000400     81327
071 D000400   30
072 A000400  6
074 N000400    71907
074 T000400    68571
075 A000400        0
075 B000400    87726
062 A000500 N
062 B000500   0.0
062 C000500   0.0
062 D000500   0.0
062 E000500   0.0
062 F000500   0.0
062 G000500   0.0
062 H000500   0.0
062 I000500   0.0
062 J000500   0.0
062 K000500   0.0
062 L000500   0.0
062 M000500   0.0
062 N000500   0.0
062 O000500   0.0
062 P000500   0.0
062 Q000500   0.0
062 R000500   0.0
071 A000500    118614
071 B000500     55047
071 C000500     64543
071 D000500   85
072 A000500  6

074 N000500    91340
074 T000500    89307
075 A000500        0
075 B000500    74209
SIGNATURE   LESLIE L. OGG
TITLE       VICE PRESIDENT

                            AXP SMALL CAP GROWTH FUND

                             RULE 10f-3 REPORT FORM

                         Record of Securities Purchased
                     Under the Fund's Rule 10f-3 Procedures

1.   Name of Portfolio:  AXP Small Cap Growth Fund

2.   Name of Issuer:  Exult Inc.

3.   Date of Purchase:  July 31, 2001

4.   Underwriter from whom purchased:  Merrill Lynch

5. "Affiliated Underwriter" managing or participating in underwriting syndicate:

     Neuberger & Berman

6.   Is a list of the underwriting syndicate's members
     attached?   Yes  __x__ No  ____

7. Aggregate principal amount of purchase by all investment companies advised by the Subadvisor: $ 4,002,000.00

8.   Aggregate principal amount of offering:  $ 160,080,000

9.   Purchase price (net of fees and expenses):  $13.34

10.  Date offering commenced:  July 31, 2001

11.  Offering price at close of first day on which any sales were made:  $14.35

12.  Commission, spread or profit:   $0.68 per unit

13.  Have the following conditions been satisfied?

     a.  The securities are:                                       Yes      No

            part of an issue registered under the Securities
            Act of 1933 which is being offered to the public;      _x_     ___

            Eligible Municipal Securities;                         ___     ___

            sold in an Eligible Foreign Offering; or               ___     ___

            sold in an Eligible Rule 144A offering?                ___     ___

     (See  Appendix  A to the  Rule  10f-3  Procedures  for  definitions  of the
     capitalized terms herein.)                                    Yes      No


     b. (1) The securities were purchased prior to the end of the first day on which any sales were made, at a price that is not more than the price paid by each other purchaser of securities in that offering or in any concurrent offering of the securities (except, in the case of an Eligible Foreign Offering, for any rights to purchase that are required by law to be granted to existing security holders of the issuer); OR
                                                                   _x_     ___

                                                                   ___     ___
         (2) If the securities to be purchased were offered for
             subscription upon exercise of rights, such securities were purchased on or before the fourth day preceding the day on
             which the rights offering terminates?                 ___     ___

     c.  The underwriting was a firm commitment underwriting?      _x_     ___

     d. The commission, spread, or profit was reasonable and fair in relation to that being received by others for underwriting similar securities during the same period (see Attachment for comparison of spread
         with comparable recent offerings)?                        _x_     ___

     e. The issuer of the securities, except for Eligible Municipal Securities, and its predecessors have been in continuous operation for not less
         than three years?                                         ___     _x_

     f. (1) The amount of the securities, other than those sold in an Eligible Rule 144A Offering (see below), purchased by all of the investment companies advised by the Adviser did not exceed
             25% of the principal amount of the offering; OR       ___     ___

         (2) If the securities purchased were sold in an Eligible Rule 144A Offering, the amount of such securities purchased by all of the investment companies advised by the Adviser or Subadvisor did not exceed 25% of the total of:

              (i) The principal amount of the offering of such class sold by underwriters or members of the selling syndicate to qualified institutional buyers, as defined in Rule
                  144A(a)(1), plus                                 ___     ___

              (ii)The principal amount of the offering of such class in
                  any concurrent public offering?                  ___     ___

     g.  (1) No affiliated underwriter of the Trust was a direct or indirect
             participant in or beneficiary of the sale; OR         _x_     ___


         (2) With respect to the purchase of Eligible Municipal Securities, such purchase was not designated as a group sale or otherwise allocated to the account of an affiliated underwriter?
                                                                   ___     ___

     h.  Information has or will be timely supplied to the appropriate officer of the Trust for inclusion on SEC Form N-SAR and
         quarterly reports to the Trustees?                        _x_     ___



Approved:  ______________________________________  Date:__________________
                  INVESCO Funds Group, Inc.

                            AXP SMALL CAP GROWTH FUND

                             RULE 10f-3 REPORT FORM

                         Record of Securities Purchased
                     Under the Fund's Rule 10f-3 Procedures

1.   Name of Portfolio:  AXP Small Cap Growth Fund

2.   Name of Issuer:  Tellium Inc.

3.   Date of Purchase:  5/17/01

4.   Underwriter from whom purchased:  Morgan Stanley & Co, Inc.

5.   "Affiliated Underwriter" managing or participating in underwriting
     syndicate:   Neuberger Berman, LLC

6.   Is a list of the underwriting syndicate's members attached?
     Yes  _X_ No  ____

7. Aggregate principal amount of purchase by all investment companies advised by the Subadvisor: $2,632,500

8.   Aggregate principal amount of offering:  $135,000,000

9.   Purchase price (net of fees and expenses):  $15.00

10.  Date offering commenced:  5/17/01

11.  Offering price at close of first day on which any sales were made:  N/A

12.  Commission, spread or profit:  $1.05 per unit

13.  Have the following conditions been satisfied?

     a.  The securities are:                                       Yes      No

             part of an issue registered under the Securities
             Act of 1933 which is being offered to the public;     _X_     ___

             Eligible Municipal Securities;                        ___     ___

             sold in an Eligible Foreign Offering; or              ___     ___

             sold in an Eligible Rule 144A offering?               ___     ___

     (See Appendix A to the Rule 10f-3 Procedures for definitions of the capitalized terms herein.)
                                                                   Yes      No

     b.  (1) The securities  were purchased  prior to the end of the first day on which any sales were made, at a price that is not more than the price paid by each other purchaser of securities in that offering or in any concurrent offering of the securities (except, in the case of an Eligible Foreign Offering, for any rights to purchase that are required by law to be granted to existing
             security holders of the issuer); OR                   _X_     ___

                                                                   ___     ___
         (2) If the securities to be purchased were offered for
             subscription upon exercise of rights, such securities were purchased on or before the fourth day preceding the day on which the rights offering terminates?
                                                                   ___     ___

     c.  The underwriting was a firm commitment underwriting?      _X_     ___

     d. The commission, spread, or profit was reasonable and fair in relation to that being received by others for underwriting similar securities during the same period (see Attachment for comparison of spread
         with comparable recent offerings)?                        _X_     ___

     e. The issuer of the securities, except for Eligible Municipal Securities, and its predecessors have been in continuous operation for not less
         than three years?                                         _X_     ___

     f. (1) The amount of the securities, other than those sold in an Eligible Rule 144A Offering (see below), purchased by all of the investment companies advised by the Adviser did not exceed
             25% of the principal amount of the offering; OR       ___     ___

         (2) If the securities purchased were sold in an Eligible Rule 144A Offering, the amount of such securities purchased by all of the investment companies advised by the Adviser or Subadvisor did not exceed 25% of the total of:

             (i) The principal amount of the offering of such class sold by underwriters or members of the selling syndicate to qualified institutional buyers, as defined in Rule
                 144A(a)(1), plus                                  ___     ___

             (ii)The principal amount of the offering of such class in
                 any concurrent public offering?                   ___     ___

     g.  (1) No affiliated underwriter of the Trust was a direct or indirect
             participant in or beneficiary of the sale; OR         _X_     ___


         (2) With respect to the purchase of Eligible Municipal Securities, such purchase was not designated as a group sale or otherwise allocated to the account of an affiliated underwriter?
                                                                   ___     ___

     h.  Information has or will be timely supplied to the appropriate officer of the Trust for inclusion on SEC Form N-SAR and
         quarterly reports to the Trustees?                        _X_     ___



Approved:  ______________________________________  Date:__________________
                       James F. Lummanick
                       INVESCO Funds Group, Inc.

                        10f-3 Securities Purchased        Comparable Security
--------------------------------------------------------------------------------
Issuer:                          Exult Inc.              Atrix Laboratories Inc.
--------------------------------------------------------------------------------
Date of First
Offering/Trade Date:             7/31/01                       8/8/01
--------------------------------------------------------------------------------
Unit Price/Yield:                $13.34                        $23.00
--------------------------------------------------------------------------------
Principal Amount
of Offering:                  $160,080,000                   $69,000,000
--------------------------------------------------------------------------------
Underwriting Spread per Unit:    $0.68                         $1.38
--------------------------------------------------------------------------------
Gross Spread as a % of Price:     5.10%                         6.00%
--------------------------------------------------------------------------------
Subordination Features:           n/a                           n/a
--------------------------------------------------------------------------------
Sector or Industry:     Computers and Electronics            Healthcare
--------------------------------------------------------------------------------

                      10f-3 Securities Purchased          Comparable Security
--------------------------------------------------------------------------------
Issuer:                       Tellium Inc.          Global Power Equipment Group
--------------------------------------------------------------------------------
Date of First
Offering/Trade Date:             5/17/01                      5/17/01
--------------------------------------------------------------------------------
Unit Price/Yield:                $15.00                       $20.00
--------------------------------------------------------------------------------
Principal Amount
of Offering:                  $135,000,000                 $147,000,000
--------------------------------------------------------------------------------
Underwriting Spread per Unit:     $1.05                        $1.40
--------------------------------------------------------------------------------
Gross Spread as a % of Price:     7.00%                        7.00%
--------------------------------------------------------------------------------
Subordination Features:            n/a                          n/a
--------------------------------------------------------------------------------
Sector or Industry:         Telecommunications                Oil & Gas
--------------------------------------------------------------------------------

                             RULE 10F-3 COMPLIANCE
                                WORKSHEET - P.3

Additional information for paragraph (b) -- commission or spread -- comparable recent offering:

                      COMPARISON # 1      COMPARISON # 2       COMPARISON # 3

--------------------------------------------------------------------------------
SECURITY                   Tellium Inc.  Simplex Solutions  Select Medical Corp.
--------------------------------------------------------------------------------
DATE OFFERED                    5/17/01             5/2/01                4/4/01
--------------------------------------------------------------------------------
PRICE                            $15.00             $12.00                 $9.50
--------------------------------------------------------------------------------
SPREAD ($)                        $1.05              $0.84                 $0.67
--------------------------------------------------------------------------------
SPREAD (%)                        7.00%              7.00%                 7.00%
--------------------------------------------------------------------------------
SECURITY TYPE                    COMMON             COMMON                COMMON
--------------------------------------------------------------------------------
RATING/QUALITY                      N/A                N/A                   N/A
--------------------------------------------------------------------------------
SIZE OF ISSUE                10,350,000          4,000,000             9,000,000
--------------------------------------------------------------------------------
TOTAL CAPITALIZATION  $1,639,397,565.00    $172,952,784.00       $415,071,654.00
--------------------------------------------------------------------------------

NOTE:  Minimum of two comparisons must be completed for each purchase.

                             RULE 10f-3 REPORT FORM

                         Record Of Securities Purchased
                     Under The Trust's Rule 10f-3 Procedures

1.   Name of Portfolio: AXP Small Cap Growth Fund

2.   Name of Issuer: Tellium, Inc.

3.   Date of Purchase: May 17, 2001

4.   Underwriter from whom purchased: Morgan Stanley & Co. Inc.

5. "Affiliated Underwriter" managing or participating in underwriting syndicate: Neuberger Berman, LLC

6.   Is a list of the underwriting syndicate's members attached?
     Yes   X       No  _____

7. Aggregate principal amount of purchase by all investment companies advised by the Adviser or Subadviser: 11,345

8.   Aggregate principal amount of offering: 10,350,000

9.   Purchase price (net of fees and expenses): $15.00

10.  Date offering commenced: May 17, 2001

11.  Offering price at close of first day on which any sales were made: $15.00

12.  Commission, spread or profit:  7.00%                 $1.05/ share

13.  Have the following conditions been satisfied?              Yes           No

a.   The securities are:

         part of an issue  registered  under the  Securities Act of 1933 which
         is being offered to the public;                        X           ____

         Eligible Municipal Securities;                        ____         ____

         sold in an Eligible Foreign Offering; or              ____         ____

         sold in an Eligible Rule 144A offering?               ____         ____

     (See Appendix B to the Rule 10f-3 Procedures for definitions of the capitalized terms herein.)

                                                                Yes           No

b. (1) The securities were purchased prior to the end of the first day on which any sales were made, at a price that is not more than the price paid by each other purchaser of securities in that offering or in any concurrent offering of the securities (except, in the case of an Eligible Foreign Offering, for any rights to purchase that are required by law to be granted to existing security holders of the issuer); OR
                                                                 X          ____

     (2) If the securities to be purchased were offered for subscription upon exercise of rights, such securities were purchased on or before the fourth day preceding the day on which the rights offering terminates?

                                                               ____         ____

c.   The underwriting was a firm commitment underwriting?        X          ____

d. The commission, spread or profit was reasonable and fair in relation to that being received by others for underwriting similar securities during the same period (see Attachment for comparison of spread with comparable
     recent offerings)?                                          X          ____

e. The issuer of the securities, except for Eligible Municipal Securities, and its predecessors have been in continuous operation for not less than three
     years?                                                      X          ____

f. (1) The amount of the securities, other than those sold in an Eligible Rule 144A Offering (see below), purchased by all of the investment companies advised by the Adviser did not exceed 25% of the principal amount of the
     offering; OR                                                X          ____

     (2) If the securities purchased were sold in an Eligible Rule 144A Offering, the amount of such securities purchased by all of the investment companies advised by the Adviser or Subadviser did not exceed 25% of the total of:

          (i) The principal amount of the offering of such class sold by underwriters or members of the selling syndicate to qualified institutional buyers, as defined in Rule 144A(a)(1), plus

          (ii) The  principal  amount of  the  offering  of  such  class  in any
               concurrent public offering?                     ____         ____

g.   (1) No  affiliated  underwriter  of the  Trust  was a  direct  or  indirect
     participant in or beneficiary of the sale; OR               X          ____

     (2) With respect to the purchase of Eligible Municipal Securities, such purchase was not designated as a group sale or otherwise allocated to the
     account of an affiliated underwriter?                     ____         ____

                                                                Yes           No


h. Information has or will be timely supplied to the appropriate officer of the Trust for inclusion on SEC Form N-SAR and quarterly reports to the
     Trustees?                                                   X          ____

Approved:                                             Date:
         ----------------------------------------     --------------------------